Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [abstract]
Intangible assets	Intangible assets
12.1.    Changes in Intangible assets

	Balance at 12/31/2020	Additions (a)	Disposals (b)	Transfers	Effects of hyperinflation (IAS 29)	Effects of changes in foreign exchange rates (IAS 21)	Business combination	Balance at 12/31/2021

Cost
Goodwill - acquisition of subsidiaries	654,044	349	(8,630)	—	—	46	5,070,034	5,715,843
Customer relationship	155,101	2,150	—	—	—	(154)	1,491,973	1,649,070
Trademark use right	12,491	—	—	—	—	—	—	12,491
Trademarks and patents	3,728	1,549	(13)	—	—	—	227,718	232,982
Software	204,649	204,316	(18,660)	25,167	368	(1,435)	540,381	954,786
Licenses for use - payment arrangements	25,250	15,104	—	(3,669)	—	—	—	36,685
Operating license	—	—	—	—	—	(352)	7,121	6,769
Exclusivity right	38,827	—	—	—	—	—	(38,827)	—
Software in progress	26,246	35,552	(8,910)	(21,498)	—	—	—	31,390
Right-of-use assets - Software	66,837	5,626	—	—	—	—	—	72,463
	1,187,173	264,646	(36,213)	—	368	(1,895)	7,298,400	8,712,479
Amortization
Customer relationship	(50,543)	(53,114)	—	—	—	104	—	(103,553)
Trademark use right	(12,491)	—	—	—	—	—	—	(12,491)
Trademarks and patents	(793)	2,741	—	—	—	—	—	1,948
Software	(55,508)	(109,836)	1,212	(2,867)	—	266	—	(166,733)
Licenses for use - payment arrangements	(13,295)	(943)	—	2,867	—	—	—	(11,371)
Operating license	—	(5,790)	—	—	—	278	—	(5,512)
Exclusivity right	(647)	647	—	—	—	—	—	—
Right-of-use assets - Software	(14,010)	(30,444)	—	—	—	—	—	(44,454)
	(147,287)	(196,739)	1,212	—	—	648	—	(342,166)
Intangible assets, net	1,039,886	67,907	(35,001)	—	368	(1,247)	7,298,400	8,370,313

(a)	Of the total software additions, R$11,271 refers to Nodis asset acquisition (Note 29.3). The estimated useful life is 10 years.
(b)	Of the total disposals, R$2,407 refers to the sale of Linked (Note 2.1 (a)).

	Balance at 12/31/2019	Additions	Disposals	Transfers	Business combination	Balance at 12/31/2020

Cost
Goodwill - acquisition of subsidiaries	143,194	—	—	—	510,850	654,044
Customer relationship	99,368	4,300	—	—	51,433	155,101
Trademark use right	12,491	—	—	—	—	12,491
Trademarks and patents	1,732	7	—	—	1,989	3,728
Software	134,612	37,477	(11,899)	27,561	16,898	204,649
Licenses for use - payment arrangements	11,518	9,035	—	—	4,697	25,250
Operating license	—	—	—	—	—	—
Exclusivity right	—	—	—	—	38,827	38,827
Software in progress	20,032	32,654	(190)	(27,561)	1,311	26,246
Right-of-use assets - software	37,513	66,837	(37,513)	—	—	66,837
	460,460	150,310	(49,602)	—	626,005	1,187,173
Amortization
Customer relationship	(37,093)	(13,450)	—	—	—	(50,543)
Trademark use right	(12,491)	—	—	—	—	(12,491)
Trademarks and patents	(448)	(345)	—	—	—	(793)
Software	(26,515)	(34,099)	9,438	—	(4,332)	(55,508)
Licenses for use - payment arrangements	(6,046)	(4,240)	—	—	(3,009)	(13,295)
Operating license	—	—	—	—	—	—
Exclusivity right	—	(647)	—	—	—	(647)
Right-of-use assets - software	(4,168)	(18,178)	8,336	—	—	(14,010)
	(86,761)	(70,959)	17,774	—	(7,341)	(147,287)
Intangible assets, net	373,699	79,351	(31,828)	—	618,664	1,039,886
12.2.    Impairment test
As of December 31, 2021, and 2020, there were no indicators of impairment of finite-life intangible assets.
The Group performs its impairment testing for goodwill by testing the impairment of the CGU (or group of CGUs) that contains goodwill. On December 31, 2021, the Group has six different CGU’s, defined considering whether cash flows of one CGU are largely independent of other CGUs. The table below presents a description of the GCU’s:

CGU	Goodwill allocated	Indefinite useful-life intangible assets allocated	Description

CGU 1 – Linx Group	5,037,584	214,579	This CGU comprise all the companies acquired in the business combination with Linx. The Group considers that these companies represent a stand-alone separate business, as well have synergies in infrastructure, development, and commercial design.
CGU 2 – Technology enterprises	203,009	6,637	In this CGU are included the technology companies that aim to provide new offers to customers related to the technology platform of the Group. This CGU includes operating companies and their respective holding companies.
CGU 3 – Questor	16,726	5,734	This CGU comprises only Questor, which is considered by the Group as a technology enterprise, but without synergies and correlated business with the companies included in the CGU 2. Due to that, is treated as a separate CGU.
CGU 4 – Creditinfo Caribbean	24,179	—	Due to the specificity of credit bureau services provided by the Creditinfo Caribbean and its independence of the other Group’s companies, Creditinfo Caribbean is considered a separate CGU.
CGU 5 – Financial assets register	—	—	This CGU comprises only TAG, which activity is related to financial assets registration. Due to the specific service provided by this company and its independence of the other Group’s companies, the Group considers TAG as a separate CGU.
CGU 6 – Financial solutions	434,342	14,481	Companies related to financial solutions are included in this CGU. The Group considers these companies as a CGU due the integrated financial solutions provided by them, as capture, processing, transmission, and financial liquidation of transactions with debit and credit card, among other services. This CGU includes operating companies and their respective holding companies.
The Group performed its annual impairment test as of December 31, 2021 and 2020 which did not result in the need to recognize impairment losses on the carrying amount of any of the CGUs.
The recoverable amount of the Group’s CGUs as of December 31, 2021 and 2020 has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a period from 5 to 10 years depending on the characteristics of each CGU.
The key assumptions used in value in use calculation are as follows:
•Average free cash flow to equity between five and ten years for the forecasted period. The use of a ten-year period for the CGU Linx Group results mainly from the fact that some of the software offerings for specific segments are at their initial stages of operations within high growth markets and that operational synergies are expected by the Group.
•Average annual growth rate over the five to ten-year forecast period, based on past performance and management’s expectations of market development and on current industry trends and including long-term inflation forecasts.
•Considered a pre-tax discount rate applied to cash flow between 10.5% and 18.0% (2020 – 10.5%), based on long-term interest rate, country risk premium, industry adjusted beta and other variables.
•Considered a perpetuity growth rate between 4.3% and 6.5% (2020 - 5.0%), based on long-term local inflation and real growth.
The Group carried out a sensitivity analysis of the impairment test considering four independent scenarios of key assumptions deterioration, as described below:
•an increase of 100 basis points in pre-tax discount rate;
•a decrease of 10.0% in the value of the free cash flow to equity for all projected years;
•a decrease of 50 basis points in perpetuity rate applied after the last year of projected cash flow;
•a decrease of 10.0% in the value of the expected synergies originated in the business combination with Linx for all projected years.
The impairment test would not result in an impairment loss on any of the CGUs carrying amounts in any of the four independent scenarios described above.